Schedule of Provision for Income Taxes (Details) - TALENTEC SDN. BHD. [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jul. 31, 2024	Jul. 31, 2023
Income tax expense
The Inland Revenue Board Of Malaysia [Member]
Current
Deferred
Inland Revenue, Singapore (IRAS) [Member]
Current
Deferred